Total Equity - Non-Controlling Interests (Details) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Feb. 27, 2026 CAD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2023 USD ($)
Total equity
Carrying value		$ 4,359.8	$ 4,281.2
Net earnings (loss) attributable to non-controlling interests		511.4	388.0
Borrowings		$ 13,642.9	$ 11,753.7		$ 9,723.5
KI
Total equity
Economic ownership percentage		80.00%	80.00%
Voting percentage		49.00%	49.00%
Fairfax India
Total equity
Economic ownership percentage		57.10%	57.30%
Voting percentage		4.80%	4.80%
Recipe
Total equity
Proportion of ownership interest in subsidiary		100.00%	84.00%
AGT Food & Ingredients Inc.
Total equity
Value of shares which may be purchased with outstanding warrants				$ 340.0
Price per share at which equity shares my be purchased with outstanding warrants | $ / shares				$ 22.5
Borrowings				$ 340.0
AGT Food & Ingredients Inc. | Proposed initial public offering and secondary offering
Total equity
Amount of capital to be raised in public offering	$ 449.5
Equity price per share | $ / shares	$ 23
AGT Food & Ingredients Inc. | Proposed initial public offering
Total equity
Amount of capital to be raised in public offering	$ 425.0
AGT Food & Ingredients Inc. | Proposed secondary offering
Total equity
Amount of capital to be raised in public offering	24.5
AGT Food & Ingredients Inc. | Private placement
Total equity
Value of shares issued	$ 200.0
Equity price per share | $ / shares	$ 23
Global Insurers and Reinsurers
Total equity
Dividends paid		$ 146.3	$ 256.3
Insurance and reinsurance companies
Total equity
Carrying value		3,005.4	2,740.2
Net earnings (loss) attributable to non-controlling interests		$ 443.5	$ 450.6
Insurance and reinsurance companies | Allied World
Total equity
Economic ownership percentage		16.60%	16.60%
Carrying value		$ 1,121.7	$ 989.0
Net earnings (loss) attributable to non-controlling interests		$ 204.5	$ 176.1
Insurance and reinsurance companies | Odyssey Group
Total equity
Economic ownership percentage		9.99%	9.99%
Carrying value		$ 735.3	$ 665.7
Net earnings (loss) attributable to non-controlling interests		$ 129.5	$ 128.1
Insurance and reinsurance companies | KI
Total equity
Economic ownership percentage		80.00%	80.00%
Carrying value		$ 589.7	$ 532.6
Net earnings (loss) attributable to non-controlling interests		$ 70.6	$ 137.4
Insurance and reinsurance companies | Gulf Insurance
Total equity
Economic ownership percentage		2.90%	2.90%
Carrying value		$ 496.6	$ 494.1
Net earnings (loss) attributable to non-controlling interests		27.9	1.7
Insurance and reinsurance companies | All other
Total equity
Carrying value		62.1	58.8
Net earnings (loss) attributable to non-controlling interests		11.0	7.3
Non-insurance companies
Total equity
Carrying value		1,354.4	1,541.0
Net earnings (loss) attributable to non-controlling interests		67.9	(62.6)
Non-insurance companies | Restaurants and retail
Total equity
Carrying value		3.3	147.7
Net earnings (loss) attributable to non-controlling interests		$ 1.4	$ 9.2
Non-insurance companies | Fairfax India
Total equity
Economic ownership percentage		57.10%	57.30%
Carrying value		$ 1,074.4	$ 1,029.9
Net earnings (loss) attributable to non-controlling interests		$ 124.0	$ (63.7)
Non-insurance companies | Thomas Cook India
Total equity
Economic ownership percentage		35.50%	35.50%
Carrying value		$ 99.5	$ 97.1
Net earnings (loss) attributable to non-controlling interests		12.8	11.7
Non-insurance companies | All other
Total equity
Carrying value		177.2	266.3
Net earnings (loss) attributable to non-controlling interests		$ (70.3)	$ (19.8)